8. Related party Transactions	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
8. Related party Transactions

8.	Related Party Transactions

Greenstone Clinic Inc.

As of December 31, 2015, the Company had a payable of $5,284. Greenstone Clinic Inc., is controlled by one of the Company’s directors. The balance payable is noninterest bearing, not secured and has no specific repayment terms.

The balance owing from Greenstone Clinic, Inc., on June 30, 2016 was offset against the amount owing to Shawn E. Leon.

The Company incurred management fees from Greenstone Clinic, Inc., totaling $46,577 and $48,337 and $46,577 and $96,705 for the three months and six months ended June 30, 2016 and 2015, respectively.

1816191 Ontario

As of June 30, 2016 and December 31, 2015, the Company had a receivable of $15,863 and a payable of $(22,305), respectively, to 1816191 Ontario, the Endoscopy Clinic, which was sold at the end of the prior year. The receivable and payable is noninterest bearing, and has no specific repayment terms.

Shawn E. Leon

As of June 30, 2016 and December 31, 2015 the Company had a payable of $135,006 and $159,551, respectively to Shawn E. Leon, a director and CEO of the Company. The balance payable is noninterest bearing and have no fixed repayment terms.

The balance owing from Greenstone Clinic, Inc., on June 30, 2016 was offset against the amount owing to Shawn E. Leon.

Cranberry Cove Holdings Ltd.

The Company entered into an agreement to lease premises from Cranberry Cove Holdings Ltd. at market related terms. The Company had rental expense amounting to $105,721 and $168,469 and $180,112 and $179,392 for the three months and six months ended June 30, 2016 and 2015, respectively. Cranberry Cove Holdings Ltd. is related to the Company by virtue of its shareholder owning 1816191 Ontario.

As of June 30, 2016 and December 31, 2015, the Company owed Cranberry Cove Holdings $308,625 (CAD $401,490) and $87,356 (CAD$120,908) in accrued rent and utility charges.

All related party transactions occur in the normal course of operations and in terms of agreements entered into between the parties.